UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-21829

BBH TRUST

on behalf of the following series:

BBH Core Select

BBH Global Core Select

BBH Partner Fund – International Equity

BBH Limited Duration Fund

BBH Intermediate Municipal Bond Fund

BBH Income Fund

(Exact name of Registrant as specified in charter)

140 Broadway,

New York, NY 10005

(Address of principal executive offices)

Corporation Services Company,

2711 Centerville Road, Suite 400,

Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 575-1265

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULES OF INVESTMENTS

BBH CORE SELECT

PORTFOLIO OF INVESTMENTS

January 31, 2019 (unaudited)

Shares		Value
	COMMON STOCK (96.3%)
	BASIC MATERIALS (5.5%)
187,533	Celanese Corp. (Series A)	$17,958,160
152,267	Linde, Plc. (Ireland)	24,821,044
	Total Basic Materials	42,779,204

	COMMUNICATIONS (16.7%)
43,671	Alphabet, Inc. (Class C)[1]	48,752,994
1,221,022	Comcast Corp. (Class A)	44,652,775
778,268	Discovery, Inc. Class C)[1]	20,740,842
618,162	Liberty Global, Plc. (Class C) (United Kingdom)[1]	14,563,897
	Total Communications	128,710,508

	CONSUMER CYCLICAL (8.7%)
453,968	Copart, Inc.[1]	22,984,400
36,165	Costco Wholesale Corp.	7,762,094
138,020	Dollar General Corp.	15,931,648
932,805	Qurate Retail, Inc. (Class A)[1]	20,288,509
	Total Consumer Cyclical	66,966,651

	CONSUMER NON-CYCLICAL (36.0%)
249,759	Brown-Forman Corp. (Class B)	11,801,113
166,705	Colgate-Palmolive Co.	10,782,479
186,637	Diageo, Plc. ADR (United Kingdom)	28,490,138
191,089	FleetCor Technologies, Inc.[1]	38,563,671
294,035	Henry Schein, Inc.[1]	22,846,520
772,575	Kroger Co.	21,887,050
164,658	Nestle SA ADR (Switzerland)	14,364,764
404,185	Novartis AG ADR (Switzerland)	35,374,271
204,624	PayPal Holdings, Inc.[1]	18,162,426
309,716	Perrigo Co., Plc. (Ireland)	14,386,308
796,983	Sabre Corp.	18,314,669
294,413	Unilever NV (NY Shares) (Netherlands)	15,754,040
311,684	Zoetis, Inc. (Class A)	26,854,694
	Total Consumer Non-Cyclical	277,582,143

	FINANCIALS (16.7%)
185	Berkshire Hathaway, Inc. (Class A)[1]	57,627,500
854,779	US Bancorp	43,730,494
560,240	Wells Fargo & Co.	27,401,338
	Total Financials	128,759,332

	INDUSTRIALS (3.9%)
188,941	Allegion, Plc. (Ireland)	16,222,474
141,645	Waste Management, Inc.	13,551,177
	Total Industrials	29,773,651

BBH CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

Shares		Value
	COMMON STOCK (continued)
	TECHNOLOGY
127,680	KLA-Tencor Corp.	$13,606,858
1,082,919	Oracle Corp.	54,395,021
	Total Technology	68,001,879

	Total Common Stock (Identified cost $436,070,072)	742,573,368

Principal Amount		Maturity Date	Interest Rate
	REPURCHASE AGREEMENTS (2.5%)
$18,900,000	National Australia Bank, Ltd. (Agreement dated 01/31/19 Collateralized by U.S. Treasury Notes 2.750%, due 08/31/23, original par $18,840,000, valued at $19,278,000	02/01/19	2.550%	18,900,000
	Total Repurchase Agreements (Identified cost $18,900,000)			18,900,000

TOTAL INVESTMENTS (Identified cost $454,970,072)[2]			98.8%	$761,473,368
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			1.2%	9,076,050
NET ASSETS			100.0%	$770,549,418

_____________

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $454,970,072, the aggregate gross unrealized appreciation is $323,737,271, and the aggregate gross unrealized depreciation is $17,233,975, resulting in net unrealized appreciation of $306,503,296.

Abbreviations:

ADR − American Depositary Receipt.

BBH CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

Fair Value Measurements

BBH Core Select (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

— Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

— Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2019.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of January 31, 2019
Common Stock:
Basic Materials	$42,779,204	$–	$–	$42,779,204
Communications	128,710,508	–	–	128,710,508
Consumer Cyclical	66,966,651	–	–	66,966,651
Consumer Non-Cyclical	277,582,143	–	–	277,582,143
Financials	128,759,332	–	–	128,759,332
Industrials	29,773,651	–	–	29,773,651
Technology	68,001,879	–	–	68,001,879
Repurchase Agreements	–	18,900,000	–	18,900,000
Investments, at value	$742,573,368	$18,900,000	$–	$761,473,368

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended January 31, 2019.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc. located at 1290 Broadway, Suite 1100, Denver, C0 80203.

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS

January 31, 2019 (unaudited)

Shares		Value
	COMMON STOCK (95.2%)
	BELGIUM (4.5%)
	CONSUMER NON-CYCLICAL
14,690	Anheuser-Busch InBev S.A. NV	$1,122,295
	FINANCIALS
20,415	KBC Group NV	1,386,436
	Total Belgium	2,508,731
	CANADA (5.7%)
	CONSUMER CYCLICAL
45,020	Alimentation Couche-Tard, Inc. (Class B)	2,445,235
	FINANCIALS
9,570	Intact Financial Corp.	756,308
	Total Canada	3,201,543
	FRANCE (7.7%)
	COMMUNICATIONS
38,705	JCDecaux S.A.	1,149,962
	CONSUMER NON-CYCLICAL
76,900	Bureau Veritas S.A.	1,712,245
16,580	Sanofi	1,441,559
		3,153,804
	Total France	4,303,766
	GERMANY (4.2%)
	BASIC MATERIALS
18,275	Fuchs Petrolub SE	802,043
	FINANCIALS
11,530	Deutsche Boerse AG	1,535,392
	Total Germany	2,337,435
	IRELAND (5.3%)
	BASIC MATERIALS
11,310	Linde, Plc.	1,843,643
	CONSUMER NON-CYCLICAL
24,202	Perrigo Co., Plc.	1,124,183
	Total Ireland	2,967,826
	ITALY (2.5%)
	CONSUMER NON-CYCLICAL
152,220	Davide Campari-Milano SpA	1,367,951
	Total Italy	1,367,951

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

Shares		Value
	COMMON STOCK (continued)
	NETHERLANDS (4.3%)
	CONSUMER NON-CYCLICAL (continued)
13,785	Heineken Holding NV	$1,199,199
22,505	Unilever NV	1,202,977
	Total Netherlands	2,402,176

	SWITZERLAND (6.0%)
	CONSUMER NON-CYCLICAL
12,310	Nestle S.A.	1,073,070
26,191	Novartis AG	2,287,628
	Total Switzerland	3,360,698

	UNITED KINGDOM (15.0%)
	COMMUNICATIONS
46,209	Liberty Global, Plc. (Class C)[1]	1,088,684
	CONSUMER NON-CYCLICAL
72,690	Diageo, Plc.	2,775,677
25,640	Reckitt Benckiser Group, Plc.	1,976,210
		4,751,887
	FINANCIALS
3,280,340	Lloyds Banking Group, Plc.	2,500,272
	Total United Kingdom	8,340,843

	UNITED STATES (40.0%)
	BASIC MATERIALS
14,375	Celanese Corp. (Series A)	1,376,550
	COMMUNICATIONS
3,023	Alphabet, Inc. (Class C)[1]	3,374,786
45,648	Discovery, Inc. (Class C)[1]	1,216,519
		4,591,305
	CONSUMER CYCLICAL
37,490	Copart, Inc.[1]	1,898,119
2,940	Costco Wholesale Corp.	631,012
61,895	Qurate Retail, Inc. (Class A)[1]	1,346,216
		3,875,347
	CONSUMER NON-CYCLICAL
10,423	Colgate-Palmolive Co.	674,160
14,407	FleetCor Technologies, Inc.[1]	2,907,477
15,985	PayPal Holdings, Inc.[1]	1,418,828
22,599	Zoetis, Inc. (Class A)	1,947,130
		6,947,595

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

Shares			Value
	COMMON STOCK (continued)
	UNITED STATES (continued)
	FINANCIALS
41,210	Wells Fargo & Co.		$2,015,581
	TECHNOLOGY
70,095	Oracle Corp.		3,520,872
	Total United States		22,327,250
	Total Common Stock (Identified cost $42,419,201)		53,118,219

TOTAL INVESTMENTS (Identified cost $42,419,201)[2]		95.2%	$53,118,219
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		4.8%	2,673,433
NET ASSETS		100.0%	$55,791,652

_______________

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $42,419,201, the aggregate gross unrealized appreciation is $13,538,932 and the aggregate gross unrealized depreciation is $2,839,914, resulting in net unrealized appreciation of $10,699,018.

The BBH Global Core Select Fund’s (the “Fund”) country diversification is based on the respective security’s country of incorporation.

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

Fair Value Measurements

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

— Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

— Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2019.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of January 31, 2019
Common Stock:
Basic Materials	$3,220,193	$802,043	$–	$4,022,236
Communications	5,679,989	1,149,962	–	6,829,951
Consumer Cyclical	6,320,582	–	–	6,320,582
Consumer Non-Cyclical	8,071,778	16,158,811	–	24,230,589
Financials	2,771,889	5,422,100	–	8,193,989
Technology	3,520,872	–	–	3,520,872
Investments, at value	$29.585.303	$23,532,916	$–	$53,118,219

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended January 31, 2019.

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc. located at 1290 Broadway, Suite 1100, Denver, C0 80203.

BBH PARTNER FUND - INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS

January 31, 2019 (unaudited)

Shares/Units		Value
	COMMON STOCK (97.5%)
	BERMUDA (1.6%)
	CONSUMER NON-CYCLICAL
454,111	IHS Markit, Ltd.[1]	$23,577,443
	Total Bermuda	23,577,443
	BRAZIL (1.8%)
	CONSUMER NON-CYCLICAL
5,533,987	Ambev SA	26,545,067
	Total Brazil	26,545,067
	CANADA (4.5%)
	CONSUMER CYCLICAL
261,584	Alimentation Couche-Tard, Inc. (Class B)	14,207,781
	FINANCIALS
323,840	Brookfield Asset Management, Inc. (Class A)	13,941,312
	TECHNOLOGY
50,386	Constellation Software, Inc.	37,596,652
	Total Canada	65,745,745
	CAYMAN ISLANDS (7.3%)
	COMMUNICATIONS
282,052	Alibaba Group Holding, Ltd. ADR [1]	47,522,941
124,803	Baidu, Inc. ADR [1]	21,544,742
838,100	Tencent Holdings, Ltd.	37,711,356
	Total Cayman Islands	106,779,039
	FRANCE (10.2%)
	BASIC MATERIALS
238,644	Air Liquide SA	29,006,484
	CONSUMER CYCLICAL
153,176	LVMH Moet Hennessy Louis Vuitton SE	49,224,918
	CONSUMER NON-CYCLICAL
124,257	EssilorLuxottica SA	15,755,611
	TECHNOLOGY
501,077	Capgemini SE	55,567,947
	Total France	149,554,960
	GERMANY (8.9%)
	CONSUMER CYCLICAL
175,394	Adidas AG	41,720,319
	CONSUMER NON-CYCLICAL
920,670	Fresenius SE & Co. KGaA	47,723,790
225,270	Merck KGaA	23,630,500
		71,354,290

BBH PARTNER FUND - INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued)
	GERMANY (continued)
	TECHNOLOGY
165,267	SAP SE	$17,079,785
	Total Germany	130,154,394
	HONG KONG (4.8%)
	FINANCIALS
7,880,630	AIA Group, Ltd.	70,825,817
	Total Hong Kong	70,825,817
	IRELAND (2.7%)
	INDUSTRIALS
1,146,565	CRH, Plc.	33,031,640
	TECHNOLOGY
44,546	Accenture, Plc. (Class A)	6,840,038
	Total Ireland	39,871,678
	JAPAN (6.1%)
	CONSUMER NON-CYCLICAL
331,935	Seven & i Holdings Co., Ltd.	14,460,246
524,900	Shiseido Co., Ltd.	31,249,181
		45,709,427
	INDUSTRIALS
85,382	Keyence Corp.	43,900,308
	Total Japan	89,609,735
	JERSEY (3.1%)
	CONSUMER CYCLICAL
686,120	Ferguson, Plc.	45,965,915
	Total Jersey	45,965,915
	MEXICO (1.6%)
	CONSUMER NON-CYCLICAL
262,473	Fomento Economico Mexicano SAB de CV ADR	23,890,293
	Total Mexico	23,890,293
	NETHERLANDS (6.4%)
	CONSUMER NON-CYCLICAL
375,820	Heineken NV	33,798,959
	TECHNOLOGY
339,975	ASML Holding NV	59,893,783
	Total Netherlands	93,692,742

BBH PARTNER FUND - INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued)
	SOUTH KOREA (1.9%)
	CONSUMER NON-CYCLICAL
25,146	LG Household & Health Care, Ltd.	$28,730,199
	Total South Korea	28,730,199
	SPAIN (3.3%)
	CONSUMER CYCLICAL
1,203,762	Industria de Diseno Textil SA	33,594,426
	TECHNOLOGY
198,708	Amadeus IT Group SA	14,444,735
	Total Spain	48,039,161
	SWEDEN (3.1%)
	INDUSTRIALS
913,612	Atlas Copco AB (Class A)	23,762,820
448,193	Hexagon AB (Class B)	21,866,479
	Total Sweden	45,629,299
	SWITZERLAND (15.7%)
	CONSUMER CYCLICAL
541,452	Cie Financiere Richemont SA	37,385,830
	CONSUMER NON-CYCLICAL
85,972	Lonza Group AG [1]	22,737,138
236,870	Nestle SA	20,648,091
4,466	SGS SA	10,787,955
		54,173,184
	FINANCIALS
2,514,741	Credit Suisse Group AG [1]	30,503,273
74,409	Partners Group Holding AG	51,245,603
		81,748,876
	INDUSTRIALS
222,014	Kuehne + Nagel International AG	30,083,331
208,119	Sika AG	27,508,197
		57,591,528
	Total Switzerland	230,899,418
	THAILAND (0.9%)
	CONSUMER CYCLICAL
5,147,000	CP ALL PCL	12,813,937
	Total Thailand	12,813,937
	UNITED KINGDOM (10.1%)
	CONSUMER CYCLICAL
1,874,547	Compass Group, Plc.	40,163,194

BBH PARTNER FUND - INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

Shares/ Units			Value
	COMMON STOCK (continued)
	UNITED KINGDOM (continued)
	CONSUMER NON-CYCLICAL
801,089	RELX, Plc.		$17,758,162
	FINANCIALS
22,406,884	Melrose Industries, Plc.		49,750,723
2,057,168	Prudential, Plc.		40,192,969
			89,943,692

	Total United Kingdom		147,865,048
	UNITED STATES (3.5%)
	CONSUMER NON-CYCLICAL
599,490	Worldpay, Inc. (Class A) [1]		50,045,425
	Total United States		50,045,425
	Total Common Stock (Identified cost $1,375,170,188)		1,430,235,315

	REGISTERED INVESTMENT COMPANIES (0.2%)
2,250,000	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Share Class		2,250,000
	Total Registered Investment Companies (Identified cost $2,250,000)		2,250,000

TOTAL INVESTMENTS (Identified cost $1,377,420,188)[2]		97.7%	$1,432,485,315
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		2.3%	35,905,011
NET ASSETS		100.0%	$1,468,390,326

[1]	Non-income producing security.

[2]	The aggregate cost for federal income tax purposes is $1,377,420,188, the aggregate gross unrealized appreciation is $122,925,793 and the aggregate gross unrealized depreciation is $67,860,666, resulting in net unrealized appreciation of $55,065,127.

BBH Partner Fund – International Equity’s (the “Fund”) country diversification is based on the respective security’s country of incorporation.

Abbreviation:

ADR – American Depositary Receipt

BBH PARTNER FUND - INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

— Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

— Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH PARTNER FUND - INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2019.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of January 31, 2019
Common Stock:
Bermuda	$23,577,443	$–	$–	$23,577,443
Brazil	–	26,545,067	–	26,545,067
Canada	65,745,745	–	–	65,745,745
Cayman Islands	69,067,683	37,711,356	–	106,779,039
France	–	149,554,960	–	149,554,960
Germany	–	130,154,394	–	130,154,394
Hong Kong	–	70,825,817	–	70,825,817
Ireland	6,840,038	33,031,640	–	39,871,678
Japan	–	89,609,735	–	89,609,735
Jersey	–	45,965,915	–	45,965,915
Mexico	23,890,293	–	–	23,890,293
Netherlands	–	93,692,742	–	93,692,742
South Korea	–	28,730,199	–	28,730,199
Spain	–	48,039,161	–	48,039,161
Sweden	–	45,629,299	–	45,629,299
Switzerland	–	230,899,418	–	230,899,418
Thailand	–	12,813,937	–	12,813,937
United Kingdom	–	147,865,048	–	147,865,048
United States	50,045,425	–	–	50,045,425
Registered Investment Companies:
United States	2,250,000	–	–	2,250,000
Investments, at value	$241,416,627	$1,191,068,688	$–	$1,432,485,315

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended January 31, 2019.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS

January 31, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (47.2%)
$19,414,366	AIM Aviation Finance, Ltd. 2015-1A1	02/15/40	4.213%	$19,422,400
14,671,528	Ally Auto Receivables Trust 2018-1	09/15/20	2.140	14,644,205
48,170,000	American Express Credit Account Master Trust 2018-1	10/17/22	2.670	48,078,304
2,124,735	AmeriCredit Automobile Receivables Trust 2017-2	09/18/20	1.650	2,123,385
16,110,349	AmeriCredit Automobile Receivables Trust 2017-4	05/18/21	1.830	16,079,832
5,952,944	ARI Fleet Lease Trust 2017-A1	04/15/26	1.910	5,920,261
4,766,229	AXIS Equipment Finance Receivables IV LLC 2016-1A1	11/20/21	2.210	4,750,775
24,499,985	AXIS Equipment Finance Receivables IV LLC 2018-1A1	12/20/23	3.240	24,468,949
20,580,000	AXIS Equipment Finance Receivables VI LLC 2018-2A1	07/20/22	3.890	20,729,269
3,344,121	BCC Funding XIII LLC 2016-1[1]	12/20/21	2.200	3,332,614
28,331,394	Business Jet Securities LLC 2018-1[1]	02/15/33	4.335	28,476,615
47,428,468	Business Jet Securities LLC 2018-2[1]	06/15/33	4.447	47,885,522
1,667,311	Canadian Pacer Auto Receivables Trust 2017-1A1	12/19/19	1.772	1,666,218
21,492,415	Canadian Pacer Auto Receivables Trust 2018-1A1	08/19/20	2.700	21,474,112
26,485,486	Capital Auto Receivables Asset Trust 2018-1[1]	10/20/20	2.540	26,447,045
24,572,325	Capital Automotive REIT LLC 2017-1A1	04/15/47	3.870	24,562,609
13,913,098	CarMax Auto Owner Trust 2018-1	05/17/21	2.230	13,866,613
39,948,066	CarMax Auto Owner Trust 2018-2	08/16/21	2.730	39,881,053
1,257,777	Cazenovia Creek Funding I LLC 2015-1A1	12/10/23	2.000	1,251,488
52,623,847	Cazenovia Creek Funding II LLC 2018-1A1	07/15/30	3.561	52,381,120
18,912,527	CCG Receivables Trust 2017-1[1]	11/14/23	1.840	18,771,466
10,825,759	CCG Receivables Trust 2018-1[1]	06/16/25	2.500	10,769,624
18,299,603	Chesapeake Funding II LLC 2017-2A1	05/15/29	1.990	18,105,955
19,744,278	Chesapeake Funding II LLC 2017-4A1	11/15/29	2.120	19,468,155
29,910,230	Chesapeake Funding II LLC 2018-1A1	04/15/30	3.040	29,919,968
20,649,840	Chesterfield Financial Holdings LLC 2014-1A1	12/15/34	4.500	20,531,663
2,959,924	Credit Acceptance Auto Loan Trust 2016-2A1	11/15/23	2.420	2,957,203
15,480,000	Credit Acceptance Auto Loan Trust 2017-1A1	10/15/25	2.560	15,426,136
50,700,000	Credit Acceptance Auto Loan Trust 2017-2A1	02/17/26	2.550	50,320,298
25,550,000	Credit Acceptance Auto Loan Trust 2017-3A1	06/15/26	2.650	25,346,093
37,120,000	Daimler Trucks Retail Trust 2018-1[1]	07/15/21	2.850	37,104,488
57,920,000	Delamare Cards MTN Issuer, Plc. 2018-1A (1-Month USD-LIBOR + 0.700%)[1,2]	11/19/25	3.203	57,714,384
20,269,457	DLL LLC 2018-1[1]	11/17/20	2.810	20,256,774
8,299,292	DLL Securitization Trust 2017-A1	07/15/20	1.890	8,275,279
11,476,357	Eagle I, Ltd. 2014-1A1	12/15/39	4.310	11,504,801
17,440,753	ECAF I, Ltd. 2015-1A1	06/15/40	3.473	17,278,747
15,299,788	Elm Trust 2016-1A1	06/20/25	4.163	15,284,554
23,340,000	Elm Trust 2018-2A1	10/20/27	4.605	23,743,665
10,136,945	Engs Commercial Finance Trust 2018-1A1	02/22/21	2.970	10,113,642
4,756,798	Enterprise Fleet Financing LLC 2016-2[1]	02/22/22	1.740	4,741,949
8,529,172	Enterprise Fleet Financing LLC 2017-1[1]	07/20/22	2.130	8,486,939
13,843,347	Enterprise Fleet Financing LLC 2017-2[1]	01/20/23	1.970	13,749,435
19,343,210	Enterprise Fleet Financing LLC 2017-3[1]	05/22/23	2.130	19,190,019
24,025,739	Enterprise Fleet Financing LLC 2018-1[1]	10/20/23	2.870	23,981,695
18,437,350	Exeter Automobile Receivables Trust 2018-3A1	01/18/22	2.900	18,421,442

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)

$13,606,048	Finance of America Structured Securities Trust 2017-HB1[1,2,3]	11/25/27	2.321%	$13,574,618
24,088,940	Finance of America Structured Securities Trust 2018-HB1[1,2,3]	09/25/28	3.375	24,005,847
14,500,000	Ford Credit Auto Owner Trust 2014-2[1]	04/15/26	2.310	14,436,332
44,320,000	Ford Credit Floorplan Master Owner Trust A 2017-2	09/15/22	2.160	43,731,785
2,853,297	Foursight Capital Automobile Receivables Trust 2015-1[1]	01/15/21	2.340	2,846,164
7,408,005	Foursight Capital Automobile Receivables Trust 2017-1[1]	04/15/22	2.370	7,370,437
16,420,000	Foursight Capital Automobile Receivables Trust 2018-2[1]	04/15/22	3.320	16,448,471
16,988,037	FREED ABS Trust 2018-1[1]	07/18/24	3.610	16,984,968
9,798,336	FREED ABS Trust 2018-2[1]	10/20/25	3.990	9,814,286
789,705	FRS I LLC 2013-1A1	04/15/43	1.800	787,846
892,783	Global Container Assets, Ltd. 2015-1A1	02/05/30	2.100	892,264
11,764,853	GM Financial Consumer Automobile 2017-1A1	10/18/21	1.780	11,676,937
16,510,912	GM Financial Consumer Automobile Receivables Trust 2018-2	05/17/21	2.550	16,481,159
32,520,000	GMF Floorplan Owner Revolving Trust 2017-2[1]	07/15/22	2.130	32,110,869
9,168,409	GreatAmerica Leasing Receivables Funding LLC 2018-1[1]	05/15/20	2.350	9,142,133
24,690,000	Hercules Capital Funding Trust 2018-1A1	11/22/27	4.605	25,090,010
18,392,712	Hertz Fleet Lease Funding LP 2017-1[1]	04/10/31	2.130	18,277,677
36,700,000	Hertz Vehicle Financing II LP 2019-1A1	03/25/23	3.710	36,806,793
19,930,000	Hertz Vehicle Financing LLC 2018-2A1	06/27/22	3.650	20,016,261
35,708,061	Honda Auto Receivables Owner Trust 2018-1	06/15/20	2.360	35,643,437
27,118,454	Hyundai Auto Receivables Trust 2018-A	04/15/21	2.550	27,074,834
8,441,370	John Deere Owner Trust 2018-A	10/15/20	2.420	8,429,525
10,100,000	KREF, Ltd. 2018-FL1A (1-Month USD-LIBOR + 1.100%)[1,2]	06/15/36	3.609	9,999,000
38,860,000	Lendmark Funding Trust 2017-1A1	12/22/25	2.830	38,399,688
18,340,000	Lendmark Funding Trust 2017-2A1	05/20/26	2.800	18,165,770
14,220,000	Lendmark Funding Trust 2018-1A1	12/21/26	3.810	14,211,184
19,500,000	Mariner Finance Issuance Trust 2017-AA1	02/20/29	3.620	19,507,422
55,510,000	Mariner Finance Issuance Trust 2017-BA1	12/20/29	2.920	54,878,479
29,605,000	Mariner Finance Issuance Trust 2018-AA1	11/20/30	4.200	29,954,736
17,233,651	MCA Fund II Holding LLC 2017-1 (3-Month USD-LIBOR + 1.650%)[1,2]	08/15/28	4.264	17,233,479
562,272	MMAF Equipment Finance LLC 2017-AA1	05/18/20	1.730	561,911
16,167,565	MMAF Equipment Finance LLC 2017-B1	10/15/20	1.930	16,108,418
18,214,875	Motor Plc. 2017-1A (1-Month USD-LIBOR + 0.530%)[1,2]	09/25/24	3.040	18,189,902
6,597,899	Nationstar HECM Loan Trust 2017-2A1,2,3	09/25/27	2.038	6,577,281
15,573,977	Nationstar HECM Loan Trust 2018-1A1,2,3	02/25/28	2.760	15,532,972
14,089,883	Nationstar HECM Loan Trust 2018-2A1,2,3	07/25/28	3.188	14,075,934
19,815,000	Nationstar HECM Loan Trust 2018-3A1,2,3	11/25/28	3.903	19,826,174
3,328,793	Navitas Equipment Receivables LLC 2016-1[1]	06/15/21	2.200	3,322,154
9,996,944	New Mexico Educational Assistance Foundation 2013-1 (1-Month USD-LIBOR + 0.700%)[2]	01/02/25	3.220	9,969,752
2,440,411	Newtek Small Business Loan Trust 2010-1 (1-Month USD-LIBOR + 2.300%)[1,2]	02/25/41	4.810	2,440,657

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$12,448,330	Newtek Small Business Loan Trust 2016-1A (1-Month USD-LIBOR + 3.000%)[1,2]	02/25/42	5.510%	$12,659,978
22,200,000	NextGear Floorplan Master Owner Trust 2016-2A1	09/15/21	2.190	22,070,760
16,020,000	NextGear Floorplan Master Owner Trust 2017-2A1	10/17/22	2.560	15,889,072
21,040,000	NextGear Floorplan Master Owner Trust 2018-2A1	10/16/23	3.690	21,228,236
28,933,951	Nissan Auto Receivables Owner Trust 2018-A	12/15/20	2.390	28,873,395
38,465,000	OnDeck Asset Securitization Trust LLC 2018-1A1	04/18/22	3.500	38,537,153
26,190,000	OneMain Financial Issuance Trust 2015-1A1	03/18/26	3.850	26,260,606
25,020,000	OneMain Financial Issuance Trust 2019-1A1	02/14/31	3.480	25,016,570
24,865,000	Oportun Funding X LLC 2018-C1	10/08/24	4.100	25,093,731
44,890,000	Oportun Funding XII LLC 2018-D1	12/09/24	4.150	45,400,758
1,845,000	OSCAR US Funding Trust VI LLC 2017-1A1	05/11/20	2.300	1,843,727
12,848,128	OSCAR US Funding Trust VII LLC 2017-2A1	11/10/20	2.130	12,802,632
19,070,130	OSCAR US Funding Trust VIII LLC 2018-1A1	04/12/21	2.910	19,033,954
12,591,237	OSCAR US Funding Trust IX LLC 2018-2A1	08/10/21	3.150	12,582,083
18,920,000	OSCAR US Funding Trust IX LLC 2018-2A1	09/12/22	3.390	18,966,297
10,232,564	Oxford Finance Funding LLC 2016-1A1	06/17/24	3.968	10,268,339
29,000,000	PFS Financing Corp. 2017-AA (1-Month USD-LIBOR + 0.580%)[1,2]	03/15/21	3.089	28,985,668
26,450,000	PFS Financing Corp. 2017-BA1	07/15/22	2.220	26,063,851
34,310,000	PFS Financing Corp. 2017-D1	10/17/22	2.400	33,890,090
21,680,000	PFS Financing Corp. 2018-B1	02/15/23	2.890	21,528,825
1,283,890	ReadyCap Lending Small Business Loan Trust 2015-1 (1-Month USD-LIBOR + 1.250%)[2]	12/25/38	3.760	1,283,680
17,940,000	Regional Management Issuance Trust 2018-1[1]	07/15/27	3.830	18,023,148
41,500,000	Regional Management Issuance Trust 2018-2[1]	01/18/28	4.560	41,764,538
24,824,098	RMF Buyout Issuance Trust 2018-1[1,2,3]	11/25/28	3.436	24,819,235
5,462,476	Santander Drive Auto Receivables Trust 2015-3	01/15/21	2.740	5,460,488
5,591,966	Santander Drive Auto Receivables Trust 2018-1	11/16/20	2.100	5,587,430
8,885,000	Santander Drive Auto Receivables Trust 2018-2	09/15/21	2.750	8,870,117
18,724,130	Securitized Term Auto Receivables Trust 2018-1A1	12/29/20	2.807	18,711,890
14,879,390	Shenton Aircraft Investment I, Ltd. 2015-1A1	10/15/42	4.750	15,093,359
33,095,816	Spirit Master Funding LLC 2014-4A1	01/20/45	3.501	32,917,277
41,334,732	Spirit Master Funding LLC 2017-1A1	12/20/47	4.360	41,881,003
34,770,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2016-T2[1]	11/15/49	2.750	34,689,271
19,585,213	STORE Master Funding LLC 2013-3A1	11/20/43	4.240	19,619,898
30,805,000	SWC Funding LLC 2018-1A1,4	08/15/33	4.750	31,067,292
13,825,000	TAL Advantage V LLC 2014-3A1	11/21/39	3.270	13,654,033
3,393,566	Tax Ease Funding LLC 2016-1A1	06/15/28	3.131	3,364,590
23,294,862	Textainer Marine Containers V, Ltd. 2017-1A1	05/20/42	3.720	23,077,309
31,972,202	Textainer Marine Containers V, Ltd. 2017-2A1	06/20/42	3.520	31,452,849
5,678,378	TLF National Tax Lien Trust 2017-1A1	12/15/29	3.090	5,641,943
53,364,000	TPG Real Estate Finance Issuer, Ltd. 2018-FL2 (1-Month USD-LIBOR + 1.130%)[1,2]	11/15/37	3.639	52,862,378
61,740,000	Trafigura Securitisation Finance, Plc. 2017-1A1	12/15/20	2.470	60,851,067
27,390,000	Trafigura Securitisation Finance, Plc. 2018-1A1	03/15/22	3.730	27,491,918

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	ASSET BACKED SECURITIES (continued)
$48,407,843	Triton Container Finance IV LLC 2017-2A1	08/20/42	3.620%	$47,891,099
1,454,571	United Auto Credit Securitization Trust 2018-1[1]	04/10/20	2.260	1,453,819
1,540,167	Utah State Board of Regents 2011-1(3-Month USD-LIBOR + 0.850%)[2]	05/01/29	3.391	1,542,046
5,179,912	Veros Automobile Receivables Trust 2017-1[1]	04/17/23	2.840	5,167,055
12,640,218	Veros Automobile Receivables Trust 2018-1[1]	05/15/23	3.630	12,648,205
20,981,398	Westlake Automobile Receivables Trust 2018-1A1	12/15/20	2.240	20,935,117
64,480,000	World Financial Network Credit Card Master Trust 2017-A	03/15/24	2.120	63,725,358
10,310,000	World Financial Network Credit Card Master Trust 2017-B	06/15/23	1.980	10,257,361
50,885,000	World Financial Network Credit Card Master Trust 2018-A	12/16/24	3.070	50,944,597
16,217,082	World Omni Auto Receivables Trust 2018-A	05/17/21	2.190	16,168,053
25,571,263	World Omni Auto Receivables Trust 2018-B	07/15/21	2.570	25,527,772
24,570,000	World Omni Select Auto Trust 2018-1A1	04/15/22	3.240	24,625,108
30,450,000	WRG Debt Funding II LLC 2017-1[1,4]	03/15/26	4.458	30,518,129
	Total Asset Backed Securities (Identified cost $2,902,148,589)			2,896,088,486

	COMMERCIAL MORTGAGE BACKED SECURITIES (4.0%)
15,540,000	Aventura Mall Trust 2013-AVM[1,2,3]	12/05/32	3.743	15,724,572
26,807,000	BB-UBS Trust 2012-TFT[1,2,3]	06/05/30	3.468	26,191,375
42,935,932	BX Commercial Mortgage Trust 2018-IND (1-Month USD-LIBOR + 0.750%)[1,2]	11/15/35	3.259	42,712,472
30,910,000	BXMT, Ltd. 2017-FL1 (1-Month USD-LIBOR + 0.870%)[1,2]	06/15/35	3.378	30,867,149
31,329,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 2.900%)[1,2]	11/15/31	5.409	31,197,008
4,179,405	Commercial Mortgage Pass Through Certificates 2013-GAM[1]	02/10/28	1.705	4,113,456
9,690,000	Commercial Mortgage Pass Through Certificates 2013-GAM[1,2,3]	02/10/28	3.417	9,484,867
22,660,000	Commercial Mortgage Pass Through Certificates 2014-TWC (1-Month USD-LIBOR + 0.850%)[1,2]	02/13/32	3.364	22,660,020
29,435,000	Hospitality Mortgage Trust 2017-HIT (1-Month USD-LIBOR + 0.850%)[1,2]	05/08/30	3.371	29,314,584
32,615,000	Morgan Stanley Capital I Trust 2017-CLS (1-Month USD-LIBOR + 0.700%)[1,2]	11/15/34	3.209	32,216,083
	Total Commercial Mortgage Backed Securities (Identified cost $246,018,164)			244,481,586

	CORPORATE BONDS (26.0%)
	AEROSPACE/DEFENSE (0.4%)

24,988,000	BAE Systems Holdings, Inc.[1]	06/01/19	6.375	25,224,512

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	AGRICULTURE (0.7%)
$44,530,000	Bunge, Ltd. Finance Corp.	03/15/24	4.350%	$ 43,826,535

	BANKS (11.9%)
24,290,000	ANZ New Zealand (Int'l), Ltd., London Branch[1]	02/01/19	2.250	24,290,000
25,580,000	ANZ New Zealand (Int'l), Ltd., London Branch[1]	09/23/19	2.600	25,537,482
19,435,000	ASB Bank, Ltd.[1]	06/14/23	3.750	19,594,208
33,065,000	Australia & New Zealand Banking Group, Ltd.	05/19/22	2.625	32,433,226
32,360,000	Bank of America Corp.	06/01/19	7.625	32,852,884
32,015,000	BB&T Corp.	12/06/23	3.750	32,902,530
34,620,000	BNP Paribas SA (3-Month USD-LIBOR + 2.235%)[1,2]	01/10/25	4.705	35,340,333
4,975,000	BNZ International Funding, Ltd., London Branch[1]	02/21/20	2.400	4,936,355
24,335,000	BNZ International Funding, Ltd., London Branch[1]	03/02/21	2.750	24,132,691
14,660,000	BNZ International Funding, Ltd., London Branch[1]	03/01/23	3.375	14,588,055
18,280,000	Citizens Bank NA	03/14/19	2.500	18,275,882
26,250,000	Commonwealth Bank of Australia[1]	10/15/19	5.000	26,649,354
17,940,000	Commonwealth Bank of Australia[1]	09/06/21	2.000	17,426,698
20,130,000	Fifth Third Bancorp	01/25/24	3.650	20,283,604
2,627,000	Fifth Third Bank	03/15/19	2.300	2,625,775
20,035,000	JPMorgan Chase Bank NA (3-Month USD-LIBOR + 0.350%)[2]	04/26/21	3.086	20,022,318
40,856,000	KeyBank NA	03/08/19	2.350	40,850,677
32,252,000	MUFG Bank, Ltd.[1]	03/10/19	2.300	32,241,679
13,760,000	National Australia Bank, Ltd.	09/20/21	3.375	13,801,142
38,712,000	Royal Bank of Canada	04/15/19	1.625	38,624,008
39,890,000	Skandinaviska Enskilda Banken AB	03/11/20	2.300	39,626,088
12,345,000	Skandinaviska Enskilda Banken AB	03/15/21	2.625	12,211,419
6,979,000	Svenska Handelsbanken AB	10/01/20	2.400	6,909,135
30,395,000	Svenska Handelsbanken AB	11/20/23	3.900	31,116,649
25,085,000	Toronto-Dominion Bank	04/07/21	2.125	24,682,068
30,005,000	US Bank NA	11/16/21	3.450	30,352,290
54,350,000	Wells Fargo Bank NA	01/15/21	2.600	53,927,511
7,395,000	Wells Fargo Bank NA (3-Month USD-LIBOR + 0.490%)[2]	07/23/21	3.325	7,419,271
35,277,000	Westpac Banking Corp.	03/06/20	2.150	34,984,678
12,500,000	Westpac Banking Corp.	05/13/21	2.100	12,239,528
				730,877,538
	BEVERAGES (0.5%)
19,020,000	Anheuser-Busch InBev Finance, Inc.	02/01/21	2.650	18,941,890
13,050,000	Anheuser-Busch InBev Worldwide, Inc.	01/23/25	4.150	13,403,192
				32,345,082
	BIOTECHNOLOGY (0.8%)
50,910,000	Amgen, Inc.	05/10/19	1.900	50,773,290

	CHEMICALS (0.5%)
12,880,000	DowDuPont, Inc.	11/15/20	3.766	13,052,156
17,435,000	DowDuPont, Inc.	11/15/23	4.205	18,071,759
				31,123,915

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	COMMERCIAL SERVICES (0.5%)
$27,350,000	United Rentals North America, Inc.	07/15/23	4.625%	$ 27,665,892

	COMPUTERS (0.4%)
6,790,000	Dell International LLC / EMC Corp.[1]	06/15/21	4.420	6,906,615
17,250,000	Dell International LLC / EMC Corp.[1]	06/15/23	5.450	18,073,527
				24,980,142
	DIVERSIFIED FINANCIAL SERVICES (1.9%)
29,972	Ahold Lease Series 2001-A-1 Pass Through Trust	01/02/20	7.820	30,039
3,750,000	Alliance Data Systems Corp.[1]	11/01/21	5.875	3,778,125
16,078,000	Alliance Data Systems Corp.[1]	08/01/22	5.375	16,078,000
18,120,000	Capital One Financial Corp.	01/29/24	3.900	18,248,663
21,335,000	Credit Acceptance Corp.	02/15/21	6.125	21,388,337
6,425,000	Credit Acceptance Corp.	03/15/23	7.375	6,593,656
49,455,000	Drawbridge Special Opportunities Fund[1]	08/01/21	5.000	49,471,051
				115,587,871
	ELECTRIC (0.7%)
17,000,000	Electricite de France SA1	10/13/20	2.350	16,817,192
8,080,000	Mississippi Power Co. (3-Month USD-LIBOR + 0.650%)[2]	03/27/20	3.472	8,075,572
19,690,000	Nevada Power Co.	04/15/20	2.750	19,683,966
				44,576,730
	HEALTHCARE-SERVICES (0.1%)
2,503,000	Centene Corp.	02/15/21	5.625	2,540,545

	INSURANCE (2.0%)
24,310,000	Athene Global Funding[1]	01/25/22	4.000	24,589,286
12,290,000	Enstar Group, Ltd.	03/10/22	4.500	12,382,342
7,638,000	Marsh & McLennan Cos., Inc.	09/10/19	2.350	7,607,768
31,810,000	Sirius International Group, Ltd.[1]	11/01/26	4.600	27,436,125
31,750,000	United Insurance Holdings Corp.	12/15/27	6.250	32,957,956
16,740,000	Vitality Re VIII, Ltd. (Underlying Investment Yield + 1.750%)[1,2]	01/08/22	4.157	16,693,128
				121,666,605
	INTERNET (0.2%)
11,680,000	Expedia Group, Inc.	08/15/20	5.950	12,125,753

	INVESTMENT COMPANIES (1.6%)
1,845,000	Ares Capital Corp.	01/19/22	3.625	1,814,575
35,855,000	Business Development Corp. of America[1]	12/30/22	4.750	35,921,733
642,268	Carlyle Investment Management LLC[4]	07/15/19	4.436	642,268
12,750,000	FS KKR Capital Corp.	07/15/19	4.000	12,737,317
26,989,000	FS KKR Capital Corp.	01/15/20	4.250	27,069,683
21,515,000	PennantPark Investment Corp.	10/01/19	4.500	21,496,387
				99,681,963
	MACHINERY - CONSTRUCTION & MINING (1.0%)
10,397,000	Caterpillar Financial Services Corp.	05/18/19	1.350	10,353,148
17,525,000	Caterpillar Financial Services Corp.	01/10/20	2.100	17,420,635

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)
	MACHINERY - CONSTRUCTION & MINING (continued)
$35,330,000	Caterpillar Financial Services Corp.	03/15/21	2.900%	$ 35,316,278
				63,090,061
	MACHINERY-DIVERSIFIED (0.3%)
17,865,000	John Deere Capital Corp.	01/10/22	3.200	18,080,166

	MEDIA (0.2%)
8,781,000	TEGNA, Inc.	10/15/19	5.125	8,791,976

	PHARMACEUTICALS (0.8%)
34,063,000	AbbVie, Inc.	05/14/20	2.500	33,859,914
14,000,000	AbbVie, Inc.	05/14/21	2.300	13,749,564
				47,609,478
	PIPELINES (0.6%)
36,120,000	Kinder Morgan Energy Partners LP	02/01/19	2.650	36,120,000

	RETAIL (0.3%)
10,700,000	Walmart, Inc.	12/15/22	2.350	10,528,490
8,915,000	Walmart, Inc.	06/26/23	3.400	9,136,101
				19,664,591
	TELECOMMUNICATIONS (0.3%)
19,385,438	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC[1]	03/20/23	3.360	19,278,818

	TRUCKING & LEASING (0.3%)
17,180,000	Park Aerospace Holdings, Ltd.[1]	08/15/22	5.250	17,442,854
	Total Corporate Bonds (Identified cost $1,589,282,816)			1,593,074,317

	LOAN PARTICIPATIONS AND ASSIGNMENTS (11.4%)
20,000,000	American Tower Corporation (1-Month USD-LIBOR + 0.875%)[2]	03/29/19	3.375	19,975,000
7,476,141	Analog Devices, Inc. (1-Month USD-LIBOR + 1.125%)[2]	09/23/19	3.625	7,457,451
3,826,381	Analog Devices, Inc. (1-Month USD-LIBOR + 1.250%)[2]	09/23/21	3.750	3,792,517
9,536,497	Aria Energy Operating LLC (1-Month USD-LIBOR + 4.500%)[2]	05/27/22	6.999	9,453,053
54,523,994	AT&T, Inc. Term A (1-Month USD-LIBOR + 1.125%)[2]	12/14/20	3.628	54,387,684
17,338,093	Avolon TLB Borrower 1 (US) LLC Term B3 (1-Month USD-LIBOR + 2.000%)[2]	01/15/25	4.503	17,143,040
4,975,000	BCP Renaissance Parent LLC (3-Month USD-LIBOR + 3.500%)[2]	10/31/24	6.244	4,917,986
20,000,000	Charter Communications Operating LLC (CCO Safari LLC) Term A2 (3-Month USD-LIBOR + 1.500%)[2]	03/31/23	4.238	19,590,000
34,848,000	Charter Communications Operating LLC (CCO Safari LLC) Term B (1-Month USD-LIBOR + 2.000%)[2]	04/30/25	4.500	34,340,962
29,848,485	Clean Harbors, Inc. (1-Month USD-LIBOR + 1.750%)[2]	06/28/24	4.249	29,512,689
35,379,471	Dell International LLC Term A2 (1-Month USD-LIBOR + 1.750%)[2]	09/07/21	4.250	34,919,538

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$24,935,205	Dell International Term B (1-Month USD-LIBOR + 2.000%)[2]	09/07/23	4.500%	$24,570,403
34,844,329	Delos Finance S.a.r.l (3-Month USD-LIBOR + 1.750%)[2]	10/06/23	4.553	34,757,218
29,229,518	Eastern Power LLC (TPF II LC LLC) (1-Month USD-LIBOR + 3.750%)[2]	10/02/23	6.249	28,471,304
34,475,000	Elanco Animal Health, Inc. (1-Month USD-LIBOR + 1.250%) [2]	09/06/21	3.749	34,302,625
34,330,492	Frontera Generation Holdings LLC (1-Month USD-LIBOR + 4.250%)[2]	05/02/25	6.763	33,243,246
7,764,706	HCA, Inc. Term A5 (1-Month USD-LIBOR + 1.500%)[2]	06/10/20	3.999	7,700,026
13,009,689	HCA, Inc. Term B11 (1-Month USD-LIBOR + 1.750%)[2]	03/17/23	4.249	12,936,575
15,118,663	Kestrel Acquisition LLC Term B (1-Month USD-LIBOR + 4.250%)[2]	06/02/25	6.750	14,967,477
18,857,500	Mallinckrodt International Finance SA (3-Month USD-LIBOR + 3.000%)[2]	02/24/25	5.618	17,670,986
9,466,485	Mallinckrodt International Finance SA Term B (3-Month USD-LIBOR + 2.750%)[2]	09/24/24	5.553	8,790,294
33,333,333	Marvell Technology Group, Ltd. Term A (1-Month USD-LIBOR + 1.375%)[2]	06/04/21	3.895	33,291,667
19,936,001	RPI Finance Trust Term A4 (1-Month USD-LIBOR + 1.500%)[2]	05/04/22	3.999	19,761,561
46,519,851	RPI Finance Trust Term B6 (1-Month USD-LIBOR + 2.000%)[2]	03/27/23	4.499	46,006,272
24,554,828	Sprint Communications, Inc. (1-Month USD-LIBOR + 2.500%)[2]	02/02/24	5.000	23,971,651
2,500,000	Sprint Communications, Inc. (1-Month USD-LIBOR + 3.000%)[2]	02/02/24	5.500	2,460,950
12,018,032	SS&C Technologies Holdings, Inc. Term B3 (1-Month USD-LIBOR + 2.250%)[2]	04/16/25	4.749	11,766,014
3,426,430	SS&C Technologies Holdings, Inc. Term B4 (1-Month USD-LIBOR + 2.250%)[2]	04/16/25	4.749	3,354,577
5,521,081	SS&C Technologies Holdings, Inc. Term B5 (1-Month USD-LIBOR + 2.250%)[2]	04/16/25	4.749	5,412,039
24,294,469	Terraform Power Operating LLC (1-Month USD-LIBOR + 2.000%)[2]	11/08/22	4.499	23,919,849
14,923,858	Vistra Operations Co. LLC (Tex Operations Co. LLC) (1-Month USD-LIBOR + 2.000%)[2]	08/04/23	4.499	14,672,988
32,815,464	Western Digital Corp. Term B4 (1-Month USD-LIBOR + 1.750%)[2]	04/29/23	4.260	31,995,078
32,925,480	Wyndham Hotels & Resorts, Inc. Term B (1-Month USD-LIBOR + 1.750%)[2]	05/30/25	4.249	32,343,357
	Total Loan Participations and Assignments (Identified cost $712,329,448)			701,856,077

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (1.9%)
$14,525,000	New Jersey Economic Development Authority, Revenue Bonds	06/15/21	5.000%	$15,366,724
10,100,000	New Jersey Turnpike Authority, Revenue Bonds (1-Month USD-LIBOR + 0.700%)[2]	01/01/24	2.464	10,179,689
85,500,000	New Jersey Turnpike Authority, Revenue Bonds (1-Month USD-LIBOR + 0.700%)[2]	01/01/24	2.464	86,190,840
5,893,000	Pennsylvania Industrial Development Authority, Revenue Bonds[1]	07/01/21	2.967	5,838,961
	Total Municipal Bonds (Identified cost $116,644,352)			117,576,214

	U.S. GOVERNMENT AGENCY OBLIGATIONS (2.7%)
150,000,000	Federal Home Loan Bank Discount Notes[5]	02/01/19	0.000	150,000,000
96,929	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.797%)[2]	04/01/36	3.897	101,828
17,407	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (6-Month USD-LIBOR + 1.740%)[2]	12/01/36	4.365	18,302
25,426	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.745%)[2]	01/01/37	3.557	26,692
37,843	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.884%)[2]	02/01/37	3.883	39,720
6,848,033	Federal National Mortgage Association (FNMA)	07/01/35	5.000	7,333,381
460,224	Federal National Mortgage Association (FNMA)	11/01/35	5.500	501,581
43,223	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.966%)[2]	07/01/36	4.716	45,710
91,837	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.712%)[2]	09/01/36	4.462	96,349
47,176	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.807%)[2]	01/01/37	4.821	49,484
398,013	Federal National Mortgage Association (FNMA)	08/01/37	5.500	433,649
4,625,700	Federal National Mortgage Association (FNMA)	08/01/37	5.500	5,040,078
2,063,468	Federal National Mortgage Association (FNMA)	06/01/40	6.500	2,348,265
14,334	Government National Mortgage Association (GNMA) (1-Year CMT Index + 1.500%)[2]	08/20/29	3.750	14,841
	Total U.S. Government Agency Obligations (Identified cost $165,692,866)			166,049,880

	U.S. TREASURY BILLS (7.2%)
35,000,000	U.S. Treasury Bill[5]	02/05/19	0.000	34,990,807
68,000,000	U.S. Treasury Bill[5]	02/21/19	0.000	67,911,333
50,000,000	U.S. Treasury Bill[5]	03/14/19	0.000	49,867,889
48,000,000	U.S. Treasury Bill[5,6]	03/21/19	0.000	47,849,744
50,000,000	U.S. Treasury Bill[5]	04/11/19	0.000	49,773,713
50,000,000	U.S. Treasury Bill[5]	04/25/19	0.000	49,730,250
50,000,000	U.S. Treasury Bill[5]	06/20/19	0.000	49,540,045
50,000,000	U.S. Treasury Bill[5]	07/25/19	0.000	49,417,584

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. TREASURY BILLS (continued)
$40,000,000	U.S. Treasury Bill[5]	08/15/19	0.000%	$39,476,750
	Total U.S. Treasury Bills (Identified cost $438,547,487)			438,558,115

TOTAL INVESTMENTS (Identified cost $6,170,663,722)[7]			100.4%	$6,157,684,675
LIABILITIES IN EXCESS OF OTHER ASSETS			(0.4)%	(22,504,144)
NET ASSETS			100.0%	$6,135,180,531

_______

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at January 31, 2019 was $ 3,154,612,673 or 51.4% of net assets. Unless otherwise noted, these securities are not considered illiquid.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the January 31, 2019 coupon or interest rate.
[3]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[4]	Security that used significant unobservable inputs to determine fair value.
[5]	Security issued with zero coupon. Income is recognized through accretion of discount.
[6]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[7]	The aggregate cost for federal income tax purposes is $6,170,663,722, the aggregate gross unrealized appreciation is $17,884,020 and the aggregate gross unrealized depreciation is $38,623,762, resulting in net unrealized depreciation of $20,739,742.

Abbreviations:
CMT	−	Constant Maturity Treasury.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
LIBOR	−	London Interbank Offered Rate.

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at January 31, 2019:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain / (Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	1,050	March 2019	$222,180,562	$222,944,532	$(763,970)
U.S. Treasury 5-Year Notes	2,600	March 2019	293,477,837	298,634,375	(5,156,538)
U.S. Treasury 10-Year Notes	551	March 2019	65,640,094	67,480,281	(1,840,187)
					$(7,760,695)

Fair Value Measurements

BBH Limited Duration Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2– significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2019.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of January 31, 2019
Asset Backed Securities	$–	$2,834,503,065	$61,585,421	$2,896,088,486
Commercial Mortgage Backed Securities	–	244,481,586	–	244,481,586
Corporate Bonds	–	1,592,432,049	642,268	1,593,074,317
Loan Participations and Assignments	–	701,856,077	–	701,856,077
Municipal Bonds	–	117,576,214	–	117,576,214
U.S. Government Agency Obligations	–	166,049,880	–	166,049,880
U.S. Treasury Bills	–	438,558,115	–	438,558,115
Total Financial Assets, at value	$–	$6,095,456,986	$62,227,689	$6,157,684,675

Other Financial Instruments, at value
Financial Futures Contracts	$(7,760,695)	$–	$–	$(7,760,695)
Other Financial Instruments, at value	$(7,760,695)	$–	$–	$(7,760,695)

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended January 31, 2019.

 The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended January 31, 2019:

	Asset Backed Securities	Corporate Bonds	Total
Balance as of October 31, 2018	$60,693,958	$963,403	$61,657,361
Purchases	-	-	-
Sales / Paydowns	-	(321,135)	(321,135)
Realized gains (losses)	-	-	-
Change in unrealized appreciation (depreciation)	873,502	-	873,502
Amortization	17,961	-	17,961
Transfers from Level 3	-	-	-
Transfers to Level 3	-	-	-
Balance as of January 31, 2019	$61,585,421	$642,268	$62,227,689

The Fund’s investments classified as Level 3 were valued using a model approach, including the Fund’s assumptions in determining their fair value.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (100.3%)

	Alabama (0.1%)
$150,000	Alabama 21st Century Authority, Revenue Bonds	06/01/21	5.000%	$158,868
	Total Alabama			158,868

	Arizona (0.2%)
475,000	Salt Verde Financial Corp., Revenue Bonds	12/01/19	5.250	487,317
205,000	Salt Verde Financial Corp., Revenue Bonds	12/01/22	5.250	226,937
	Total Arizona			714,254

	California (4.6%)
1,000,000	Anaheim City School District, General Obligation Bonds, NPFG[1]	08/01/26	0.000	819,790
2,125,000	Anaheim City School District, General Obligation Bonds, AGM, NPFG[1]	08/01/29	0.000	1,548,402
1,185,000	California Pollution Control Financing Authority, Revenue Bonds[2,3]	11/01/40	3.125	1,207,764
1,000,000	Golden State Tobacco Securitization Corp., Revenue Bonds, AGM[1]	06/01/25	0.000	869,130
1,000,000	Grossmont Healthcare District, General Obligation Bonds, AMBAC[1]	07/15/30	0.000	693,740
1,100,000	La Mesa-Spring Valley School District, General Obligation Bonds, NPFG[1]	08/01/26	0.000	906,455
25,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/19	5.250	25,643
725,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/22	5.250	801,161
210,000	Long Beach Bond Finance Authority, Revenue Bonds (3-Month USD-LIBOR + 1.450%)[2]	11/15/27	3.203	210,941
3,000,000	San Diego Unified School District, General Obligation Bonds[1]	07/01/37	0.000	1,456,950
1,000,000	Santa Ana Unified School District, General Obligation Bonds, NPFG[1]	08/01/24	0.000	884,380
2,355,000	State of California, General Obligation Bonds	08/01/26	5.000	2,836,998
1,000,000	Ukiah Unified School District, General Obligation Bonds, NPFG[1]	08/01/24	0.000	885,340
	Total California			13,146,694

	Colorado (1.5%)
2,493,973	Colorado Housing & Finance Authority, Revenue Bonds, GNMA	11/01/48	4.200	2,584,704
1,900,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[1]	09/01/25	0.000	1,591,801
	Total Colorado			4,176,505

	Connecticut (4.5%)
1,135,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/15/22	2.100	1,124,365
530,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/23	2.800	537,918

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)
	Connecticut (continued)
$150,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds (1-Month USD-LIBOR + 0.550%)[2]	07/01/49	2.238%	$150,003
1,000,000	State of Connecticut, General Obligation Bonds (SIFMA Municipal Swap Index Yield + 0.990%)[2]	03/01/25	2.420	1,005,190
1,845,000	State of Connecticut, General Obligation Bonds	03/01/26	5.000	2,054,223
915,000	State of Connecticut Special Tax Revenue, Revenue Bonds	09/01/23	5.000	1,024,645
1,870,000	State of Connecticut Special Tax Revenue, Revenue Bonds	08/01/25	5.000	2,155,792
2,430,000	State of Connecticut Special Tax Revenue, Revenue Bonds	09/01/26	5.000	2,837,705
1,835,000	State of Connecticut Special Tax Revenue, Revenue Bonds	01/01/29	5.000	2,143,409
	Total Connecticut			13,033,250

	Florida (7.6%)
2,000,000	County of Broward Airport System, Revenue Bonds	10/01/22	5.000	2,201,680
1,020,000	County of Broward Airport System, Revenue Bonds	10/01/25	5.000	1,119,827
1,015,000	County of Hillsborough Solid Waste & Resource Recovery, Revenue Bonds	09/01/24	5.000	1,158,744
2,000,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	07/01/33	3.750	2,054,920
1,200,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	07/01/49	4.000	1,274,328
4,500,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	4.250	4,846,455
230,000	Hillsborough County Aviation Authority, Revenue Bonds	10/01/25	5.000	256,416
65,000	Hillsborough County Aviation Authority, Revenue Bonds	10/01/26	5.000	72,223
178,000	Pinellas County Health Facilities Authority, Revenue Bonds, NPFG[2,3]	11/15/23	3.623	178,000
1,750,000	State of Florida, General Obligation Bonds	06/01/26	5.000	2,108,663
2,125,000	State of Florida Lottery Revenue, Revenue Bonds	07/01/25	5.000	2,509,412
3,290,000	State of Florida Lottery Revenue, Revenue Bonds	07/01/27	5.000	3,928,918
	Total Florida			21,709,586

	Georgia (6.3%)
1,200,000	Burke County Development Authority, Revenue Bonds[2,3]	11/01/45	3.000	1,197,312
2,265,000	Burke County Development Authority, Revenue Bonds[2,3]	11/01/45	3.250	2,278,522
65,000	Georgia Municipal Electric Authority, Revenue Bonds, NPFG[2,3]	01/01/21	3.572	65,326
345,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/25	5.000	390,071
1,265,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/26	5.000	1,458,406
2,700,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/29	5.000	3,126,168
1,535,000	State of Georgia, General Obligation Bonds	02/01/24	5.000	1,771,666
1,800,000	State of Georgia, General Obligation Bonds	12/01/24	5.000	2,116,044
1,200,000	State of Georgia, General Obligation Bonds	02/01/25	5.000	1,415,688
1,860,000	State of Georgia, General Obligation Bonds	12/01/25	5.000	2,231,349

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)
	Georgia (continued)
$1,610,000	State of Georgia, General Obligation Bonds	12/01/26	5.000%	$1,963,411
	Total Georgia			18,013,963

	Hawaii (0.4%)
310,000	State of Hawaii Airports System Revenue, Certificates of Participation	08/01/25	5.250	346,425
650,000	State of Hawaii Airports System Revenue, Certificates of Participation	08/01/26	5.250	722,865
	Total Hawaii			1,069,290

	Illinois (3.2%)
305,000	Chicago Transit Authority, Revenue Bonds	06/01/19	5.000	307,916
1,000,000	Chicago Transit Authority, Revenue Bonds	06/01/20	5.000	1,036,870
85,000	Illinois Finance Authority, Revenue Bonds[2,3]	07/15/57	5.000	94,601
65,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/21	5.250	69,376
1,440,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/22	5.000	1,565,179
1,490,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/24	5.000	1,680,929
3,600,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/27	5.000	4,141,656
155,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/28	5.000	177,436
	Total Illinois			9,073,963

	Indiana (0.7%)
1,700,000	City of Rockport, Revenue Bonds	06/01/25	3.050	1,685,448
200,000	Indiana Finance Authority, Revenue Bonds[4]	02/07/19	1.430	200,000
	Total Indiana			1,885,448

	Iowa (0.3%)
925,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/46	4.000	962,916
	Total Iowa			962,916

	Kentucky (1.7%)
4,600,000	Kentucky Public Energy Authority, Revenue Bonds[2,3]	12/01/49	4.000	4,847,664
	Total Kentucky			4,847,664

	Louisiana (0.0%)
25,000	Tobacco Settlement Financing Corp., Revenue Bonds	05/15/22	5.000	26,866
	Total Louisiana			26,866

	Maryland (0.5%)
1,125,000	County of Baltimore, General Obligation Bonds	02/01/26	5.000	1,349,876
135,000	State of Maryland, General Obligation Bonds	08/01/24	5.000	157,416
	Total Maryland			1,507,292

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)
	Massachusetts (6.2%)
$420,000	Commonwealth of Massachusetts, General Obligation Bonds, AGM[2,3]	11/01/19	3.057%	$420,554
1,500,000	Commonwealth of Massachusetts, Revenue Bonds, AGM[2,3]	06/01/22	0.000	1,565,130
1,985,000	Commonwealth of Massachusetts, General Obligation Bonds (3-Month USD-LIBOR + 0.550%)[2]	11/01/25	2.253	1,974,559
4,525,000	Commonwealth of Massachusetts, General Obligation Bonds	07/01/26	5.000	5,458,779
1,200,000	Commonwealth of Massachusetts, General Obligation Bonds	09/01/26	5.000	1,450,932
525,000	Massachusetts Clean Water Trust, Revenue Bonds[2,3]	08/01/23	0.000	538,309
2,700,000	Massachusetts Development Finance Agency, Revenue Bonds[4]	02/01/19	1.610	2,700,000
500,000	Massachusetts Development Finance Agency, Revenue Bonds[4]	02/07/19	1.450	500,000
135,000	Massachusetts Development Finance Agency, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.480%)[2]	07/01/50	1.910	135,154
200,000	Massachusetts Health & Educational Facilities Authority, Revenue Bonds[4]	02/07/19	1.450	200,000
1,000,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/21	2.500	1,004,880
1,680,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/46	3.500	1,725,108
	Total Massachusetts			17,673,405

	Michigan (3.0%)
1,200,000	Detroit City School District, General Obligation Bonds	05/01/19	5.000	1,208,784
420,000	Detroit City School District, General Obligation Bonds	05/01/23	5.000	458,791
105,000	Detroit City School District, General Obligation Bonds, BHAC, FGIC	05/01/25	5.250	116,423
90,000	Detroit City School District, General Obligation Bonds, AGM	05/01/27	5.250	107,293
350,000	Detroit City School District, General Obligation Bonds, AGM	05/01/29	6.000	419,506
1,540,000	Detroit City School District, General Obligation Bonds, AGM	05/01/30	5.250	1,883,682
3,085,000	Detroit City School District, General Obligation Bonds, AGM	05/01/32	5.250	3,763,793
500,000	Kent Hospital Finance Authority, Revenue Bonds[4]	02/07/19	1.430	500,000
150,000	Michigan Finance Authority, Revenue Bonds	05/01/19	5.000	151,098
	Total Michigan			8,609,370

	Minnesota (3.3%)
100,000	Housing & Redevelopment Authority of The City of St Paul Minnesota, Revenue Bonds[4]	02/07/19	1.420	100,000
1,685,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/25	2.800	1,697,806
730,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/27	3.350	746,819
995,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/27	3.400	1,017,666
2,001,005	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	3.600	2,026,018

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)
	Minnesota (continued)
$3,600,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	4.250%	$3,874,320
	Total Minnesota			9,462,629

	Missouri (0.4%)
200,000	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds[4]	02/01/19	1.610	200,000
900,000	St Joseph Industrial Development Authority, Revenue Bonds[4]	02/01/19	1.610	900,000
	Total Missouri			1,100,000

	Montana (0.5%)
1,500,000	Montana Board of Housing, Revenue Bonds	12/01/43	4.000	1,585,485
	Total Montana			1,585,485

	Nebraska (2.3%)
2,495,000	Central Plains Energy Project, Revenue Bonds	09/01/27	5.000	2,677,809
3,500,000	Central Plains Energy Project, Revenue Bonds[2,3]	03/01/50	5.000	3,826,445
	Total Nebraska			6,504,254

	New Hampshire (0.4%)
1,000,000	New Hampshire Business Finance Authority, Revenue Bonds	08/01/24	3.125	1,017,460
	Total New Hampshire			1,017,460

	New Jersey (7.0%)
1,420,000	Holmdel Township School District, General Obligation Bonds	02/01/27	3.250	1,504,107
2,055,000	Mount Laurel Township Board of Education, General Obligation Bonds	09/01/22	2.500	2,068,296
2,075,000	Mount Laurel Township Board of Education, General Obligation Bonds	09/01/23	2.500	2,087,512
1,630,000	Mount Laurel Township Board of Education, General Obligation Bonds	09/01/24	2.500	1,638,443
2,065,000	New Jersey Economic Development Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 1.550%)[2]	09/01/27	2.980	2,051,412
3,505,000	New Jersey Economic Development Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 1.600%)[2]	03/01/28	3.030	3,484,005
1,240,000	New Jersey Transit Corp., Revenue Bonds	09/15/20	5.000	1,299,371
555,000	New Jersey Transit Corp., Revenue Bonds	09/15/21	5.000	593,650
2,190,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[1]	12/15/26	0.000	1,654,195
1,855,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[1]	12/15/30	0.000	1,154,144
2,500,000	New Jersey Turnpike Authority, Revenue Bonds (1-Month USD-LIBOR + 0.750%)[2]	01/01/30	2.514	2,522,225
	Total New Jersey			20,057,360

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)
	New Mexico (0.8%)
$275,000	New Mexico Municipal Energy Acquisition Authority, Revenue Bonds (1-Month USD-LIBOR + 0.750%)[2]	11/01/39	2.438%	$275,033
2,030,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	4.000	2,153,140
	Total New Mexico			2,428,173

	New York (2.7%)
1,965,000	Metropolitan Transportation Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.450%)[2]	11/01/26	1.880	1,947,551
1,075,000	New York City Transitional Finance Authority Building Aid, Revenue Bonds	07/15/25	5.000	1,274,154
3,050,000	New York State Energy Research & Development Authority, Revenue Bonds[2,3]	07/01/26	2.375	3,059,058
1,000,000	New York State Energy Research & Development Authority, Revenue Bonds[2,3]	06/01/29	2.000	998,280
560,000	Triborough Bridge & Tunnel Authority, Revenue Bonds (1-Month USD-LIBOR + 0.500%)[2]	11/15/27	2.188	560,062
	Total New York			7,839,105

	North Carolina (4.7%)
3,300,000	Charlotte-Mecklenburg Hospital Authority, Revenue Bonds[4]	02/01/19	1.650	3,300,000
200,000	City of Raleigh, Certificates of Participation[4]	02/07/19	1.450	200,000
1,405,000	County of Mecklenburg, General Obligation Bonds	04/01/24	5.000	1,629,252
1,725,000	County of Wake, General Obligation Bonds	03/01/24	5.000	1,995,187
965,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/23	2.750	976,435
965,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/23	2.800	977,805
100,000	North Carolina Medical Care Commission, Revenue Bonds[4]	02/07/19	1.410	100,000
1,570,000	State of North Carolina, General Obligation Bonds	06/01/24	5.000	1,827,449
2,000,000	State of North Carolina, General Obligation Bonds	06/01/27	5.000	2,454,540
	Total North Carolina			13,460,668

	Ohio (5.5%)
3,695,000	Lancaster Port Authority, Revenue Bonds (1-Month USD-LIBOR + 0.720%)[2]	05/01/38	2.408	3,695,222
5,350,000	Ohio Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/47	4.000	5,582,297
2,650,000	State of Ohio, Revenue Bonds[4]	02/01/19	1.630	2,650,000
2,170,000	State of Ohio, General Obligation Bonds	08/01/25	5.000	2,581,931
1,000,000	State of Ohio, Revenue Bonds	04/01/29	5.000	1,151,700
	Total Ohio			15,661,150

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)
	Oklahoma (0.7%)
$2,000,000	Oklahoma Turnpike Authority, Revenue Bonds	01/01/33	3.750%	$2,065,360
	Total Oklahoma			2,065,360

	Oregon (3.7%)
1,020,000	Clackamas County School District No 115, General Obligation Bonds[1]	06/15/27	0.000	815,714
1,670,000	Lane County School District No 1 Pleasant Hill, General Obligation Bonds[1]	06/15/27	0.000	1,338,856
3,805,000	Salem-Keizer School District No 24J, General Obligation Bonds[1]	06/15/25	0.000	3,283,449
4,275,000	Salem-Keizer School District No 24J, General Obligation Bonds[1]	06/15/26	0.000	3,570,608
1,500,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[1]	06/15/31	0.000	994,050
1,055,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[1]	06/15/33	0.000	634,857
	Total Oregon			10,637,534

	Pennsylvania (3.0%)
150,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/22	5.000	161,943
75,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/23	5.000	82,644
390,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds[2,3]	07/01/41	2.250	389,977
2,700,000	Pennsylvania Turnpike Commission, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.980%)[2]	12/01/21	2.410	2,727,675
360,000	School District of Philadelphia, General Obligation Bonds, AGM, FGIC	06/01/24	5.000	399,413
580,000	School District of Philadelphia, General Obligation Bonds	09/01/26	5.000	671,686
1,600,000	School District of Philadelphia, General Obligation Bonds	09/01/28	5.000	1,880,592
1,000,000	State Public School Building Authority, Revenue Bonds	04/01/25	5.000	1,072,600
1,100,000	State Public School Building Authority, Revenue Bonds, AGM	06/01/32	5.000	1,239,304
	Total Pennsylvania			8,625,834

	South Dakota (3.2%)
800,000	Educational Enhancement Funding Corp., Revenue Bonds	06/01/25	5.000	862,056
1,500,000	South Dakota Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/01/32	3.400	1,502,985
3,250,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/33	3.850	3,347,240
3,170,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/48	4.500	3,448,421
	Total South Dakota			9,160,702

	Tennessee (1.8%)
2,380,000	Clarksville Natural Gas Acquisition Corp., Revenue Bonds	12/15/21	5.000	2,558,429
930,000	Tennessee Housing Development Agency, Revenue Bonds	07/01/45	4.000	965,731
1,685,000	Tennessee Housing Development Agency, Revenue Bonds	01/01/47	3.500	1,734,825
	Total Tennessee			5,258,985

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)
	Texas (9.6%)
$1,100,000	Allen Independent School District, General Obligation Bonds	02/15/25	5.000%	$1,290,003
1,000,000	Allen Independent School District, General Obligation Bonds[1]	02/15/28	0.000	743,140
660,000	City of Houston Airport System, Revenue Bonds	07/01/24	5.000	751,562
1,170,000	City of Houston Airport System, Revenue Bonds	07/01/25	5.000	1,352,672
770,000	City of San Antonio Electric & Gas Systems, Revenue Bonds	02/01/24	5.250	895,079
1,025,000	Dallas Love Field, Revenue Bonds	11/01/25	5.000	1,187,165
1,000,000	Hays Consolidated Independent School District, General Obligation Bonds	02/15/27	5.000	1,204,260
1,850,000	Houston Independent School District, General Obligation Bonds	02/15/25	5.000	2,173,010
3,455,000	Leander Independent School District, General Obligation Bonds[1]	08/15/29	0.000	2,396,872
2,500,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/33	3.350	2,503,200
400,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/19	5.250	411,384
795,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/20	5.250	840,816
480,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/21	5.250	519,293
1,895,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds (3-Month USD-LIBOR + 0.700%)[2]	12/15/26	2.568	1,881,886
2,325,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/26	6.250	2,673,796
4,420,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[2]	09/15/27	1.980	4,343,534
395,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month USD-LIBOR + 0.870%)[2]	09/15/27	2.738	392,302
2,000,000	University of Texas System, Revenue Bonds[4]	02/07/19	1.350	2,000,000
	Total Texas			27,559,974

	Virginia (5.4%)
1,755,000	City of Virginia Beach, General Obligation Bonds	04/01/25	5.000	2,079,815
2,005,000	County of Arlington, General Obligation Bonds	08/15/25	5.000	2,387,735
6,040,000	Virginia College Building Authority, Revenue Bonds	09/01/27	5.000	7,391,933
2,300,000	Virginia Housing Development Authority, Revenue Bonds	01/01/23	2.740	2,345,011
1,205,000	Virginia Public School Authority, Revenue Bonds	08/01/26	5.000	1,451,627
	Total Virginia			15,656,121

	Washington (3.2%)
1,500,000	County of King Sewer, Revenue Bonds	07/01/28	5.000	1,853,715
500,000	Port of Seattle, Revenue Bonds	06/01/23	5.000	556,785
425,000	Port of Seattle, Revenue Bonds	06/01/27	3.750	442,382
1,050,000	State of Washington, General Obligation Bonds	08/01/26	5.000	1,264,904
1,175,000	State of Washington, General Obligation Bonds, NPFG[1]	06/01/30	0.000	850,911
365,000	Washington State Housing Finance Commission, Revenue Bonds	06/01/44	3.500	372,063

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Washington (continued)
$4,000,000	Washington State Housing Finance Commission, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[2]	12/01/48	1.980%	$4,000,000
	Total Washington			9,340,760

	Wisconsin (0.8%)
290,000	County of Milwaukee Airport, Revenue Bonds	12/01/28	5.250	324,208
1,800,000	Public Finance Authority, Revenue Bonds[2,3]	07/01/29	2.000	1,776,960
300,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds[4]	02/01/19	1.610	300,000
	Total Wisconsin			2,401,168

	Wyoming (0.5%)
1,500,000	Wyoming Community Development Authority, Revenue Bonds	12/01/43	4.000	1,572,390
	Total Wyoming			1,572,390

	Total Municipal Bonds (Identified cost $282,752,968)			288,004,446

TOTAL INVESTMENTS (Identified cost $282,752,968)[5]			100.3%	$288,004,446
LIABILITIES IN EXCESS OF OTHER ASSETS			(0.3)%	(859,080)
NET ASSETS			100.0%	$287,145,366

____________

[1]	Security issued with zero coupon. Income is recognized through accretion of discount.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the January 31, 2019 coupon or interest rate.
[3]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[4]	Variable rate demand note. The maturity date reflects the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of January 31, 2019.
[5]

The aggregate cost for federal income tax purposes is $282,752,968 the aggregate gross unrealized appreciation is $5,350,022 and the aggregate gross unrealized depreciation is $98,544, resulting in net unrealized appreciation of $5,251,478.

Abbreviations:
AGM	−	Assured Guaranty Municipal Corporation.
AMBAC	−	AMBAC Financial Group, Inc.
BHAC	−	Berkshire Hathaway Assurance Corporation.
FGIC	−	Financial Guaranty Insurance Company.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
LIBOR	−	London Interbank Offered Rate.
NPFG	−	National Public Finance Guarantee Corporation.
SIFMA	−	Securities Industry and Financial Markets Association.

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

Fair Value Measurements

BBH Intermediate Municipal Bond Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

— Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

— Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include municipal bonds, investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2019.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of January 31, 2019
Municipal Bonds**	$–	$288,004,446	$–	$288,004,446
Investments, at value	$–	$288,004,446	$–	$288,004,446

**The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended January 31, 2019.

**For geographical breakdown of municipal bond investments, refer to the Portfolio of Investments.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS

January 31, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (26.4%)
$1,376,707	Adams Outdoor Advertising LP 2018-1[1]	11/15/48	4.810%	$1,409,284
1,450,000	ARI Fleet Lease Trust 2018-B1	08/16/27	3.220	1,452,060
1,350,000	AXIS Equipment Finance Receivables VI LLC 2018-2A1	07/20/22	3.890	1,359,792
1,360,000	Capital Auto Receivables Asset Trust 2018-2[1]	02/22/21	3.020	1,360,390
1,177,772	Cazenovia Creek Funding II LLC 2018-1A1	07/15/30	3.561	1,172,339
750,000	CCG Receivables Trust 2018-2[1]	12/15/25	3.090	750,600
2,000,000	Delamare Cards MTN Issuer, Plc. 2018-1A (1-Month USD-LIBOR + 0.700%)[1,2]	11/19/25	3.203	1,992,900
211,788	Drive Auto Receivables Trust 2018-3	10/15/20	2.750	211,724
2,000,000	Drive Auto Receivables Trust 2018-5	10/15/22	3.340	2,008,484
2,734,554	Drug Royalty III LP 1 2018-1A (3-Month USD-LIBOR + 1.600%)[1,2]	10/15/31	4.387	2,734,506
1,200,000	Elm Trust 2018-2A1	10/20/27	4.605	1,220,754
190,000	Elm Trust 2018-2A1	10/20/27	5.584	190,856
600,000	Enterprise Fleet Financing LLC 2017-2[1]	01/20/23	2.220	591,043
1,360,000	Enterprise Fleet Financing LLC 2018-3[1]	05/20/24	3.380	1,365,017
347,279	Exeter Automobile Receivables Trust 2018-3A1	01/18/22	2.900	346,979
1,350,000	Finance of America Structured Securities Trust 2018-HB1[1,2,3]	09/25/28	3.774	1,348,478
2,100,000	Ford Credit Floorplan Master Owner Trust A 2018-3	10/15/23	3.520	2,126,290
1,400,000	Foursight Capital Automobile Receivables Trust 2018-2[1]	04/15/22	3.320	1,402,427
2,700,000	FREED ABS TRUST 2018-2[1]	10/20/25	4.610	2,733,863
1,353,081	FRS I LLC 2013-1A1	04/15/43	3.080	1,351,202
1,000,000	GM Financial Consumer Automobile Receivables Trust 2017-2A1	11/16/22	2.070	983,586
1,390,000	Hercules Capital Funding Trust 2018-1A1	11/22/27	4.605	1,412,520
2,340,000	Hercules Capital Funding Trust 2019-1A1	02/20/28	4.703	2,340,000
600,000	Hertz Vehicle Financing II LP 2016-3A1	07/25/20	2.270	597,237
1,070,000	Hertz Vehicle Financing II LP 2019-1A1	03/25/23	4.100	1,072,942
1,960,000	KREF, Ltd. 2018-FL1A (1-Month USD-LIBOR + 1.100%)[1,2]	06/15/36	3.609	1,940,400
300,000	Lendmark Funding Trust 2017-2A1	05/20/26	2.800	297,150
591,503	LIAS Administration Fee Issuer LLC 2018-1A	07/25/48	5.956	591,822
205,000	Mariner Finance Issuance Trust 2017-BA1	12/20/29	2.920	202,668
2,000,000	Mariner Finance Issuance Trust 2018-AA1	11/20/30	4.200	2,023,627
300,000	Nationstar HECM Loan Trust 2018-2A1,2,3	07/25/28	3.552	300,348
2,500,000	Nationstar HECM Loan Trust 2018-3A1,2,3	11/25/28	3.903	2,501,410
754,072	Newtek Small Business Loan Trust 2018-1A (1-Month USD-LIBOR + 1.700%)[1,2]	02/25/44	4.210	754,071
357,701	Newtek Small Business Loan Trust 2018-1B (1-Month USD-LIBOR + 3.000%)[1,2]	02/25/44	5.510	357,700

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$300,000	NextGear Floorplan Master Owner Trust 2017-1A1	04/18/22	2.540%	$298,003
1,370,000	NextGear Floorplan Master Owner Trust 2018-2A1	10/16/23	3.690	1,382,257
600,000	Ocwen Master Advance Receivables Trust Series 2018-T1[1]	08/15/49	3.301	599,832
1,080,000	OneMain Financial Issuance Trust 2019-1A1	02/14/31	3.480	1,079,852
300,000	Oportun Funding IX LLC 2018-B1	07/08/24	3.910	300,871
2,660,000	Oportun Funding X LLC 2018-C1	10/08/24	4.590	2,674,172
2,070,000	Oportun Funding XII LLC 2018-D1	12/09/24	4.830	2,092,821
550,000	OSCAR US Funding Trust IX LLC 2018-2A1	09/12/22	3.390	551,346
1,280,000	Oxford Finance Funding LLC 2019-1A1	02/15/27	4.459	1,280,000
1,500,000	PFS Financing Corp. 2018-F1	10/16/23	3.520	1,508,575
2,940,000	Regional Management Issuance Trust 2018-2[1]	01/18/28	4.940	2,967,350
2,500,000	RMF Buyout Issuance Trust 2018-1[1,2,3]	11/25/28	3.912	2,508,939
720,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2018-T1[1]	10/17/50	3.620	722,649
600,000	SWC Funding LLC 2018-1A1,4	08/15/33	4.750	605,109
1,400,000	Synchrony Card Issuance Trust 2018-A1	09/15/24	3.380	1,416,797
2,000,000	TPG Real Estate Finance Issuer, Ltd. 2018-FL2 (1-Month USD-LIBOR + 1.130%)[1,2]	11/15/37	3.639	1,981,200
1,400,000	Trafigura Securitisation Finance, Plc. 2018-1A1	03/15/22	3.730	1,405,209
193,573	United Auto Credit Securitization Trust 2018-2[1]	03/10/21	2.890	193,392
1,085,957	Veros Automobile Receivables Trust 2018-1[1]	05/15/23	3.630	1,086,643
1,400,000	World Financial Network Credit Card Master Trust 2018-B	07/15/25	3.460	1,415,057
2,000,000	World Omni Select Auto Trust 2018-1A1	04/15/22	3.240	2,004,486
	Total Asset Backed Securities (Identified cost $70,279,741)			70,579,029

	COMMERCIAL MORTGAGE BACKED SECURITIES (2.9%)
786,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.000%)[1,2]	11/15/31	6.509	779,520
146,085	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.000%)[1,2]	11/15/31	6.509	144,381
600,000	CGMS Commercial Mortgage Trust 2017-MDRB (1-Month USD-LIBOR + 1.750%)[1,2]	07/15/30	4.259	599,608
890,000	Citigroup Commercial Mortgage Trust 2019-SMRT[1]	01/10/24	4.149	923,279
3,540,000	CSMC 2018-SITE[1,2,3]	04/15/36	4.628	3,633,889
300,000	Hospitality Mortgage Trust 2017-HIT (1-Month USD-LIBOR + 0.850%)[1,2]	05/08/30	3.371	298,773
1,000,000	Hudsons Bay Simon JV Trust 2015-HB10[1,2,3]	08/05/34	5.447	957,361

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
$240,000	JPMBB Commercial Mortgage Securities Trust 2014-C24[1,2,3]	11/15/47	3.890%	$209,018
300,000	UBS-BAMLL Trust 2012-WRM[1]	06/10/30	3.663	302,551
	Total Commercial Mortgage Backed Securities (Identified cost $7,712,734)			7,848,380

	CORPORATE BONDS (36.9%)
	AEROSPACE/DEFENSE (0.5%)
1,320,000	BAE Systems Holdings, Inc.[1]	10/07/24	3.800	1,327,398
	AGRICULTURE (1.1%)
3,025,000	Bunge Ltd. Finance Corp.	03/15/24	4.350	2,977,212

	AUTO MANUFACTURERS (0.4%)
1,110,000	Daimler Finance North America LLC[1]	02/12/21	2.300	1,089,200

	BANKS (10.0%)
2,300,000	ANZ New Zealand (Int’l), Ltd., London Branch[1]	01/25/22	2.875	2,267,137
2,100,000	ASB Bank, Ltd.[1]	06/14/23	3.750	2,117,203
615,000	Australia & New Zealand Banking Group, Ltd.	05/19/22	2.625	603,249
1,330,000	BB&T Corp.	12/06/23	3.750	1,366,871
1,470,000	BNP Paribas SA (3-Month USD-LIBOR + 2.235%)[1,2]	01/10/25	4.705	1,500,586
295,000	BNZ International Funding, Ltd., London Branch[1]	02/21/20	2.400	292,709
445,000	BNZ International Funding, Ltd., London Branch[1]	03/02/21	2.750	441,300
2,941,000	BNZ International Funding, Ltd., London Branch[1]	03/01/23	3.375	2,926,567
535,000	Capital One NA	08/08/22	2.650	519,826
1,410,000	DNB Bank ASA[1]	06/02/21	2.375	1,384,256
875,000	Fifth Third Bancorp	01/25/24	3.650	881,677
895,000	PNC Financial Services Group, Inc.	01/23/24	3.500	904,094
630,000	Regions Financial Corp.	08/14/23	3.800	635,186
505,000	Santander Holdings USA, Inc.	12/03/21	4.450	513,458
810,000	Santander Holdings USA, Inc.	03/28/22	3.700	809,003
700,000	Skandinaviska Enskilda Banken AB	03/11/20	2.300	695,369
600,000	Skandinaviska Enskilda Banken AB	03/15/21	2.625	593,508
1,750,000	Svenska Handelsbanken AB	05/24/21	3.350	1,757,994
980,000	Svenska Handelsbanken AB	11/20/23	3.900	1,003,268
2,470,000	US Bank NA	11/16/21	3.450	2,498,589
650,000	Wells Fargo Bank NA	01/15/21	2.600	644,947
2,500,000	Wells Fargo Bank NA (3-Month USD-LIBOR + 0.490%)[2]	07/23/21	3.325	2,508,205
				26,865,002

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)
	BEVERAGES (1.4%)

$1,500,000	Anheuser-Busch InBev Finance, Inc.	02/01/23	3.300%	$1,496,531
1,310,000	Anheuser-Busch InBev Worldwide, Inc.	01/23/49	5.550	1,367,927
910,000	Diageo Investment Corp.	05/11/22	2.875	908,496
				3,772,954

	BIOTECHNOLOGY (1.6%)
2,740,000	Amgen, Inc.	05/11/22	2.650	2,701,980
1,600,000	Celgene Corp.	02/20/23	3.250	1,592,664
				4,294,644
	CHEMICALS (0.5%)
1,290,000	DowDuPont, Inc.	11/15/23	4.205	1,337,113

	COMMERCIAL SERVICES (0.2%)
600,000	United Rentals North America, Inc.	07/15/23	4.625	606,930

	COMPUTERS (1.1%)
2,000,000	Apple, Inc.	05/03/23	2.400	1,968,580
845,000	Dell International LLC / EMC Corp.[1]	06/01/19	3.480	845,284
				2,813,864
	COSMETICS/PERSONAL CARE (0.5%)
1,300,000	Unilever Capital Corp.	03/07/22	3.000	1,301,345

	DIVERSIFIED FINANCIAL SERVICES (3.6%)
2,985,000	Alliance Data Systems Corp.[1]	08/01/22	5.375	2,985,000
1,720,000	American Express Co.	11/05/21	3.700	1,746,923
785,000	Capital One Financial Corp.	01/29/24	3.900	790,574
1,800,000	Credit Acceptance Corp.	02/15/21	6.125	1,804,500
700,000	Credit Acceptance Corp.	03/15/23	7.375	718,375
1,650,000	Drawbridge Special Opportunities Fund LP1	08/01/21	5.000	1,650,536
				9,695,908
	ELECTRIC (3.1%)
655,000	American Electric Power Co., Inc.	12/01/21	3.650	663,858
520,000	Electricite de France SA1	10/13/20	2.350	514,408
2,800,000	Electricite de France SA1	09/21/28	4.500	2,805,195
1,705,000	Exelon Generation Co. LLC	10/01/39	6.250	1,817,487
1,060,000	PacifiCorp	04/01/24	3.600	1,080,721
1,355,000	Wisconsin Public Service Corp.	11/21/21	3.350	1,366,572
				8,248,241
	HEALTHCARE-SERVICES (1.4%)
1,130,000	Mercy Health	07/01/28	4.302	1,171,105

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	HEALTHCARE-SERVICES (continued)
$2,750,000	Roche Holdings, Inc.[1]	01/28/22	1.750%	$2,653,426
				3,824,531
	INSURANCE (5.8%)
4,175,000	Aegon NV (6-Month USD-LIBOR + 3.540%)[2]	04/11/48	5.500	3,924,500
3,002,000	Athene Global Funding[1]	01/25/22	4.000	3,036,489
2,700,000	Enstar Group, Ltd.	03/10/22	4.500	2,720,287
540,000	New York Life Global Funding[1]	08/06/21	3.250	542,327
2,995,000	Sirius International Group, Ltd.[1]	11/01/26	4.600	2,583,187
2,500,000	United Insurance Holdings Corp.	12/15/27	6.250	2,595,115
				15,401,905
	INVESTMENT COMPANIES (0.1%)
200,000	Business Development Corp. of America[1]	12/30/22	4.750	200,372

	MACHINERY-CONSTRUCTION & MINING (0.8%)
2,180,000	Caterpillar Financial Services Corp.	12/07/23	3.650	2,233,183

	MACHINERY-DIVERSIFIED (0.5%)
1,265,000	John Deere Capital Corp.	01/10/24	3.450	1,286,487

	MEDIA (0.2%)
410,000	Charter Communications Operating LLC / Charter Communications Operating Capital	07/23/20	3.579	411,058

	PHARMACEUTICALS (1.0%)
2,600,000	AbbVie, Inc.	05/14/25	3.600	2,563,665

	PIPELINES (0.4%)
1,205,000	Kinder Morgan Energy Partners LP	02/15/23	3.450	1,198,766

	REAL ESTATE INVESTMENT TRUSTS (1.7%)
495,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	11/05/19	2.375	491,969
1,380,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	02/12/25	3.500	1,352,204
2,585,000	WEA Finance LLC / Westfield UK & Europe Finance Plc.[1]	10/05/20	3.250	2,581,694
				4,425,867
	TELECOMMUNICATIONS (0.3%)
862,813	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC[1]	03/20/23	3.360	858,067

	TRUCKING & LEASING (0.7%)
600,000	Park Aerospace Holdings, Ltd.[1]	08/15/22	5.250	609,180

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	TRUCKING & LEASING (continued)
$1,400,000	Park Aerospace Holdings, Ltd.[1]	03/15/23	4.500%	$1,373,750
				1,982,930
	Total Corporate Bonds (Identified cost $97,832,941)			98,716,642

	LOAN PARTICIPATIONS AND ASSIGNMENTS (15.7%)
920,636	Avolon TLB Borrower 1 (US) LLC Term B3 (1-Month USD-LIBOR + 2.000%)[2]	01/15/25	4.503	910,279
1,990,000	BCP Renaissance Parent LLC (3-Month USD-LIBOR + 3.500%)[2]	10/31/24	6.244	1,967,195
1,989,950	Charter Communications Operating LLC (CCO Safari LLC) Term B (1-Month USD-LIBOR + 2.000%)[2]	04/30/25	4.500	1,960,996
2,994,962	Dell International LLC / EMC Corp. Term B (1-Month USD-LIBOR + 2.000%)[2]	09/07/23	4.500	2,951,146
2,973,410	Eastern Power LLC (TPF II LC LLC) (1-Month USD-LIBOR + 3.750%)[2]	10/02/23	6.249	2,896,280
1,994,987	Frontera Generation Holdings LLC (1-Month USD-LIBOR + 4.250%)[2]	05/02/25	6.763	1,931,806
1,941,176	HCA, Inc. Term A5 (1-Month USD-LIBOR + 1.500%)[2]	06/10/20	3.999	1,925,006
3,995,696	Helix Gen Funding LLC (1-Month USD-LIBOR + 3.750%)[2]	06/03/24	6.249	3,837,387
2,992,481	Kestrel Acquisition LLC Term B (1-Month USD-LIBOR + 4.250%)[2]	06/02/25	6.750	2,962,556
2,069,813	NorthRiver Midstream Finance LP Term B (3-Month USD-LIBOR + 3.250%)[2]	10/01/25	6.047	2,057,311
2,625,588	RPI Finance Trust Term B6 (1-Month USD-LIBOR + 2.000%)[2]	03/27/23	4.499	2,596,602
1,500,000	Sprint Communications, Inc. (1-Month USD-LIBOR + 3.000%)[2]	02/02/24	5.500	1,476,570
994,937	Sprint Communications, Inc. (1-Month USD-LIBOR + 2.500%)[2]	02/02/24	5.000	971,307
1,348,761	SS&C Technologies Holdings, Inc. Term B3 (1-Month USD-LIBOR + 2.250%)[2]	04/16/25	4.749	1,320,477
520,849	SS&C Technologies Holdings, Inc. Term B4 (1-Month USD-LIBOR + 2.250%)[2]	04/16/25	4.749	509,927
738,139	SS&C Technologies Holdings, Inc. Term B5 (1-Month USD-LIBOR + 2.250%)[2]	04/16/25	4.749	723,561
2,992,443	TerraForm Power Operating LLC (1-Month USD-LIBOR + 2.000%)[2]	11/08/22	4.499	2,946,300
1,995,000	United Rentals, Inc. (1-Month USD-LIBOR + 1.750%)[2]	10/31/25	4.249	1,982,112

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$1,000,000	Universal Health Services, Inc. (1-Month USD-LIBOR + 1.750%)[2]	10/31/25	4.249%	$997,500
1,990,000	Vistra Operations Co. LLC (Tex Operations Company LLC) (1-Month USD-LIBOR + 2.000%)[2]	12/31/25	4.505	1,950,757
2,992,500	Wyndham Hotels & Resorts, Inc. Term B (1-Month USD-LIBOR + 1.750%)[2]	05/30/25	4.249	2,939,593
	Total Loan Participations and Assignments (Identified cost $42,337,976)			41,814,668

	RESIDENTIAL MORTGAGE BACKED SECURITIES (0.5%)
1,215,853	Cascade Funding Mortgage Trust 2018-RM2[1,2,3]	10/25/68	4.000	1,216,169
	Total Residential Mortgage Backed Securities (Identified cost $1,210,190)			1,216,169

	U.S. GOVERNMENT AGENCY OBLIGATIONS (0.9%)
2,500,000	Federal Home Loan Bank Discount Notes[5]	02/01/19	0.000	2,500,000
	Total U.S. Government Agency Obligations (Identified cost $2,500,000)			2,500,000

	U.S. INFLATION LINKED DEBT (2.3%)
6,024,420	U.S. Treasury Inflation Indexed Note	07/15/28	0.750	6,024,498
	Total U.S. Inflation Linked Debt (Identified cost $5,938,857)			6,024,498

	U.S. TREASURY BONDS AND NOTES (14.0%)
16,690,000	U.S. Treasury Bond	08/15/40	3.875	19,248,916
10,225,000	U.S. Treasury Bond	05/15/48	3.125	10,449,870
4,800,000	U.S. Treasury Note[6]	08/15/26	1.500	4,453,500
3,250,000	U.S. Treasury Note	08/15/28	2.875	3,315,381
	Total U.S. Treasury Bonds and Notes (Identified cost $36,094,932)			37,467,667

TOTAL INVESTMENTS (Identified cost $263,907,371)[7]			99.6%	$266,167,053
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.4%	1,179,111
NET ASSETS			100.0%	$267,346,164

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at January 31, 2019 was $ 110,302,848 or 41.3% of net assets. Unless otherwise noted, these securities are not considered illiquid.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the January 31, 2019 coupon or interest rate.
[3]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[4]	Security that used significant unobservable inputs to determine fair value.
[5]	Security issued with zero coupon. Income is recognized through accretion of discount.
[6]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[7]	The aggregate cost for federal income tax purposes is $263,907,371, the aggregate gross unrealized appreciation is $4,164,546 and the aggregate gross unrealized depreciation is $813,208, resulting in net unrealized appreciation (depreciation) of $3,351,338.

Abbreviation:
LIBOR	−	London Interbank Offered Rate.

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

Financial Futures Contracts

The following futures contracts were open at January 31, 2019:

Description	Number of Contracts	Expiration Date	Market Value	Notional Amount	Unrealized Gain / (Loss)
Contracts to Buy:
U.S. Treasury 5-Year Notes	630	March 2019	$72,361,406	$71,325,531	$1,035,875
U.S. Treasury 10-Year Notes	100	March 2019	12,246,875	12,191,094	55,781
					$1,091,656

Fair Value Measurements

BBH Income Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2019.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of January 31, 2019
Asset Backed Securities	$–	$69,973,920	$605,109	$70,579,029
Commercial Mortgage Backed Securities	–	7,848,380	–	7,848,380
Corporate Bonds	–	98,716,642	–	98,716,642
Loan Participations and Assignments	–	41,814,668	–	41,814,668
Residential Mortgage Backed Securities	–	1,216,169	–	1,216,169
U.S. Government Agency Obligations	–	2,500,000	–	2,500,000
U.S. Inflation Linked Debt	–	6,024,498	–	6,024,498
U.S. Treasury Bonds and Notes	–	37,467,667	–	37,467,667
Total Investments, at value	$–	$265,561,944	$605,109	$266,167,053

Other Financial Instruments, at value
Financial Futures Contracts	$1,091,656	$–	$–	$1,091,656
Other Financial Instruments, at value	$1,091,656	$–	$–	$1,091,656

* The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended January 31, 2019.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended January 31, 2019:

Asset Backed Securities
Balance as of October 31, 2018	$592,470
Purchases	-
Sales / Paydowns	-
Realized gains (losses)	-
Change in unrealized appreciation (depreciation)	12,289
Amortization	350
Transfers from Level 3	-
Transfers to Level 3	-
Balance as of January 31, 2019	$605,109

The Fund’s investments classified as Level 3 were valued using a model approach, including the Fund’s assumptions in determining their fair value.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
BBH TRUST

By (Signature and Title)*

/s/Jean-Pierre Paquin

Jean-Pierre Paquin

President - Principal Executive Officer

Date: April 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/Jean-Pierre Paquin

Jean-Pierre Paquin

President - Principal Executive Officer

Date: April 1, 2019

By (Signature and Title)*

/s/Charles H. Schreiber

Charles H. Schreiber

Treasurer - Principal Financial Officer

Date: April 1, 2019

* Print name and title of each signing officer under his or her signature.